POST-EMPLOYMENT BENEFITS - Fair value of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
POST-EMPLOYMENT BENEFITS
Assets Immediately Available	R$ 1,189	R$ 1,176
Realizable Assets	504,955	788,598
Fixed Income Investments	27,222,524	30,197,616
Variable Income Investments	6,366,796	7,570,489
Real Estate Investments	872,022	1,019,850
Structured Investments	1,957,898	1,019,744
Loans and Financing	779,374	867,657
Investment abroad	429,010
Others	32,038	17,819
Collective risk benefit fund		22,201
Assets of defined contribution plans	(9,107,431)	(9,005,558)
Operating liabilities	(176,735)	(146,169)
Contingent liabilities	(178,198)	(247,337)
Investment Funds	(207,267)	(202,366)
Administrative Funds	(399,858)	(387,349)
Social Security Funds	(112,491)	(122,032)
Total assets	R$ 27,983,826	R$ 31,394,339